INTANGIBLE ASSETS, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

Intangible assets, net, consists of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Software	14,793,662	14,682,927
Brand names	988,580	981,181
Customer list	46,708	46,358
Intangible assets, gross	15,828,950	15,710,466
Less: accumulated amortization	(646,829)	(2,213,710)
Total intangible assets, net	15,182,121	13,496,756

Amortization expenses were nil and US$1,575,276 for the six months ended June 30, 2025 and 2026, respectively. No impairment losses were recognized for the six months ended June 30, 2025 and 2026, respectively.

The following is a schedule, by fiscal years, of amortization amount of intangible asset as of June 30, 2026:

US$
Remainder of 2026	1,571,723
2027	3,143,446
2028	3,143,446
2029	3,143,446
2030	2,494,695
Total	13,496,756

8.	INTANGIBLE ASSETS, NET

Intangible assets, net, consists of the following:

	As of December 31,
	2024	2025
	US$	US$
Software	-	14,793,662
Brand names	-	988,580
Customer list	-	46,708
Intangible assets, gross	-	15,828,950
Less: accumulated amortization	-	(646,829)
Total intangible assets, net	-	15,182,121

Amortization expenses were nil and US$647,159 for the years ended December 31, 2024 and 2025, respectively.

The following is a schedule, by fiscal years, of amortization amount of intangible asset as of December 31, 2025:

US$
2026	3,167,153
2027	3,167,153
2028	3,167,153
2029	3,167,153
2030	2,513,509
Total	15,182,121